Note S - Consolidated Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Quarterly Financial Information [Text Block]
Note
S
- Consolidated Quarterly Financial Information
(unaudited)

	Quarters Ended
	Mar. 31	Jun. 30	Sept. 30	Dec. 31
201 7
Total interest income	$11,738	$10,989	$11,317	$11,664
Total interest expense	873	918	1,049	1,135
Net interest income	10,865	10,071	10,268	10,529
Provision for loan losses (1)	145	175	1,601	643
Noninterest income (3)	3,113	2,112	2,282	1,928
Noninterest expense	9,375	9,876	9,222	8,136
Net income	3,217	1,741	1,653	898

Earnings per share	$0.69	$0.37	$0.35	$0.19

201 6
Total interest income	$9,770	$8,913	$9,824	$10,841
Total interest expense	670	707	839	806
Net interest income	9,100	8,206	8,985	10,035
Provision for loan losses (2)	479	141	1,708	498
Noninterest income (3)	3,235	1,861	1,693	1,450
Noninterest expense	7,969	7,773	8,828	8,329
Net income	2,832	1,706	358	2,024

Earnings per share	$0.69	$0.41	$0.08	$0.43

201 5
Total interest income	$9,627	$8,866	$9,016	$8,825
Total interest expense	697	717	731	694
Net interest income	8,930	8,149	8,285	8,131
Provision for loan losses (4)	(78)	799	(11)	380
Noninterest income (3)	3,489	1,917	1,584	1,607
Noninterest expense	7,427	7,554	7,727	6,911
Net income	3,624	1,410	1,642	1,898

Earnings per share	$0.88	$0.34	$0.40	$0.46

(
1
) During the
third
quarter of
201
7,
the Company experienced higher provision expense that was primarily related to general increases in specific allocations and increases in charge-offs within the commercial and residential real estate portfolios.

(
2
) During the
third
quarter of
2016,
the Company experienced higher provision expense that was primarily related to an increase in specific allocations impacted by the decline in collateral values of two
impaired commercial real estate loan relationships. A re-appraisal of the commercial properties securing the loans identified further collateral depreciation, which resulted in a
$2,435
increase to the specific allocations related to the loans.

(
3
) The Company’s noninterest income was significantly impacted by seasonal tax refund processing fees. The Bank serves as a facilitator for the clearing of tax refunds for a single tax refund product provider. The Bank processes electronic refund checks/deposits associated with taxpayer refunds, and will, in turn, receive a fee paid by the third
-party tax refund product provider for each transaction processed. Due to the seasonal nature of tax refund transactions, the majority of income was recorded during the first
quarter.

(
4
) During the
first
and
third
quarters of
2015,
the Company experienced negative provision expense as a result of lower general allocations of the allowance for loan losses. General allocations were impacted by improved economic trends that include: decreasing historical loan loss factor, lower delinquencies and lower classified/criticized assets.